Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 2,029	$ 909
Derivative Liabilities, Fair Value	(605)	(18,853)
Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(18,500)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(15,700)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Deferred Credits and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(2,800)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	1,250
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(605)	(353)
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 779	$ 909